UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04494

The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Class AAA - GABAX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Asset Fund is a diversified, open-end investment company whose primary investment objective is growth of capital. Current income is a secondary objective. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price Gabelli Fund, LLC (the Adviser) believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class AAA	$138	1.33%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Asset Fund underperformed its broad-based benchmark, the S&P 500 and its comparative, the Dow Jones Industrial Average. The S&P 500’s record performance has been driven by a focused group of technology-enabled growth stocks. Our Fund has historically allocated a significant percentage of assets to small-cap companies which did not perform as well as large companies during the year. Top contributors consisted of companies with strong balance sheets and disciplined capital allocations histories. Detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Asset Fund - Class AAA	S&P 500 Index	Dow Jones Industrial Average (DJIA)
12/14	10,000	10,000	10,000
12/15	10,489	10,138	10,021
12/16	11,704	11,351	11,674
12/17	14,063	13,828	14,951
12/18	12,982	13,223	14,428
12/19	15,893	17,386	18,073
12/20	17,678	20,586	19,866
12/21	21,025	26,496	23,998
12/22	18,790	21,697	22,349
12/23	20,723	27,402	25,976
12/24	22,414	34,257	29,869

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class AAA	8.16%	7.12%	7.24%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones Industrial Average (DJIA)	14.99%	10.54%	11.56%

Fund Statistics

  Total Net Assets$1,558,785,620
  Number of Portfolio Holdings478
  Portfolio Turnover Rate5%
  Management Fees$16,655,087

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.3%
Sony Group Corp.	2.6%
Deere & Co.	2.4%
Berkshire Hathaway Inc.	2.4%
Caterpillar Inc.	2.1%
Republic Services Inc.	2.0%
Madison Square Garden Sports Corp.	1.8%
Mastercard Inc.	1.8%
American Express Co.	1.7%
The Bank of New York Mellon Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	100.9%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(1.0)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	12.2%
Food and Beverage	10.6%
Equipment and Supplies	10.5%
Diversified Industrial	6.6%
Machinery	6.3%
Entertainment	6.2%
Health Care	5.2%
Electronics	4.7%
Other Industry sectors	38.7%
Other Assets and Liabilities (Net)	(1.0)%

The Gabelli Asset Fund

Annual Shareholder Report - December 31, 2024

Class AAA - GABAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABAX-24-ATSR

The Gabelli Asset Fund

Class C - GATCX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Asset Fund is a diversified, open-end investment company whose primary investment objective is growth of capital. Current income is a secondary objective. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price Gabelli Fund, LLC (the Adviser) believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class C	$216	2.08%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Asset Fund underperformed its broad-based benchmark, the S&P 500 and its comparative, the Dow Jones Industrial Average. The S&P 500’s record performance has been driven by a focused group of technology-enabled growth stocks. Our Fund has historically allocated a significant percentage of assets to small-cap companies which did not perform as well as large companies during the year. Top contributors consisted of companies with strong balance sheets and disciplined capital allocations histories. Detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Asset Fund - Class C	The Gabelli Asset Fund - Class C (includes sales charge)	S&P 500 Index	Dow Jones Industrial Average (DJIA)
12/14	10,000	10,000	10,000	10,000
12/15	10,411	10,311	10,138	10,021
12/16	11,530	11,316	11,351	11,674
12/17	13,752	13,384	13,828	14,951
12/18	12,600	12,139	13,223	14,428
12/19	15,312	14,631	17,386	18,073
12/20	16,906	16,008	20,586	19,866
12/21	19,956	18,736	26,496	23,998
12/22	17,701	16,452	21,697	22,349
12/23	19,381	17,849	27,402	25,976
12/24	20,806	18,982	34,257	29,869

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class C	7.35%	6.32%	6.44%
The Gabelli Asset Fund - Class C (includes sales charge)	6.35%	6.32%	6.44%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones Industrial Average (DJIA)	14.99%	10.54%	11.56%

Fund Statistics

  Total Net Assets$1,558,785,620
  Number of Portfolio Holdings478
  Portfolio Turnover Rate5%
  Management Fees$16,655,087

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.3%
Sony Group Corp.	2.6%
Deere & Co.	2.4%
Berkshire Hathaway Inc.	2.4%
Caterpillar Inc.	2.1%
Republic Services Inc.	2.0%
Madison Square Garden Sports Corp.	1.8%
Mastercard Inc.	1.8%
American Express Co.	1.7%
The Bank of New York Mellon Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	100.9%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(1.0)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	12.2%
Food and Beverage	10.6%
Equipment and Supplies	10.5%
Diversified Industrial	6.6%
Machinery	6.3%
Entertainment	6.2%
Health Care	5.2%
Electronics	4.7%
Other Industry sectors	38.7%
Other Assets and Liabilities (Net)	(1.0)%

The Gabelli Asset Fund

Annual Shareholder Report - December 31, 2024

Class C - GATCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GATCX-24-ATSR

The Gabelli Asset Fund

Class I - GABIX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Asset Fund is a diversified, open-end investment company whose primary investment objective is growth of capital. Current income is a secondary objective. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price Gabelli Fund, LLC (the Adviser) believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class I	$113	1.08%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Asset Fund underperformed its broad-based benchmark, the S&P 500 and its comparative, the Dow Jones Industrial Average. The S&P 500’s record performance has been driven by a focused group of technology-enabled growth stocks. Our Fund has historically allocated a significant percentage of assets to small-cap companies which did not perform as well as large companies during the year. Top contributors consisted of companies with strong balance sheets and disciplined capital allocations histories. Detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Asset Fund - Class I	S&P 500 Index	Dow Jones Industrial Average (DJIA)
12/14	10,000	10,000	10,000
12/15	10,516	10,138	10,021
12/16	11,762	11,351	11,674
12/17	14,171	13,828	14,951
12/18	13,114	13,223	14,428
12/19	16,099	17,386	18,073
12/20	17,950	20,586	19,866
12/21	21,403	26,496	23,998
12/22	19,175	21,697	22,349
12/23	21,202	27,402	25,976
12/24	22,987	34,257	29,869

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class I	8.42%	7.38%	7.51%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones Industrial Average (DJIA)	14.99%	10.54%	11.56%

Fund Statistics

  Total Net Assets$1,558,785,620
  Number of Portfolio Holdings478
  Portfolio Turnover Rate5%
  Management Fees$16,655,087

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.3%
Sony Group Corp.	2.6%
Deere & Co.	2.4%
Berkshire Hathaway Inc.	2.4%
Caterpillar Inc.	2.1%
Republic Services Inc.	2.0%
Madison Square Garden Sports Corp.	1.8%
Mastercard Inc.	1.8%
American Express Co.	1.7%
The Bank of New York Mellon Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	100.9%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(1.0)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	12.2%
Food and Beverage	10.6%
Equipment and Supplies	10.5%
Diversified Industrial	6.6%
Machinery	6.3%
Entertainment	6.2%
Health Care	5.2%
Electronics	4.7%
Other Industry sectors	38.7%
Other Assets and Liabilities (Net)	(1.0)%

The Gabelli Asset Fund

Annual Shareholder Report - December 31, 2024

Class I - GABIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABIX-24-ATSR

The Gabelli Asset Fund

Class A - GATAX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Asset Fund is a diversified, open-end investment company whose primary investment objective is growth of capital. Current income is a secondary objective. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price Gabelli Fund, LLC (the Adviser) believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class A	$138	1.33%

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Asset Fund underperformed its broad-based benchmark, the S&P 500 and its comparative, the Dow Jones Industrial Average. The S&P 500’s record performance has been driven by a focused group of technology-enabled growth stocks. Our Fund has historically allocated a significant percentage of assets to small-cap companies which did not perform as well as large companies during the year. Top contributors consisted of companies with strong balance sheets and disciplined capital allocations histories. Detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Asset Fund - Class A	The Gabelli Asset Fund - Class A (includes sales charge)	S&P 500 Index	Dow Jones Industrial Average (DJIA)
12/14	10,000	10,000	10,000	10,000
12/15	10,489	9,886	10,138	10,021
12/16	11,704	10,396	11,351	11,674
12/17	14,065	11,776	13,828	14,951
12/18	12,984	10,245	13,223	14,428
12/19	15,899	11,824	17,386	18,073
12/20	17,684	12,396	20,586	19,866
12/21	21,032	13,894	26,496	23,998
12/22	18,796	11,703	21,697	22,349
12/23	20,736	12,111	27,402	25,976
12/24	22,422	12,343	34,257	29,869

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class A	8.13%	7.12%	7.24%
The Gabelli Asset Fund - Class A (includes sales charge)	1.92%	5.86%	6.61%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones Industrial Average (DJIA)	14.99%	10.54%	11.56%

Fund Statistics

  Total Net Assets$1,558,785,620
  Number of Portfolio Holdings478
  Portfolio Turnover Rate5%
  Management Fees$16,655,087

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.3%
Sony Group Corp.	2.6%
Deere & Co.	2.4%
Berkshire Hathaway Inc.	2.4%
Caterpillar Inc.	2.1%
Republic Services Inc.	2.0%
Madison Square Garden Sports Corp.	1.8%
Mastercard Inc.	1.8%
American Express Co.	1.7%
The Bank of New York Mellon Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	100.9%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(1.0)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	12.2%
Food and Beverage	10.6%
Equipment and Supplies	10.5%
Diversified Industrial	6.6%
Machinery	6.3%
Entertainment	6.2%
Health Care	5.2%
Electronics	4.7%
Other Industry sectors	38.7%
Other Assets and Liabilities (Net)	(1.0)%

The Gabelli Asset Fund

Annual Shareholder Report - December 31, 2024

Class A - GATAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GATAX-24-ATSR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that James P. Conn is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $44,178 for 2023 and $45,061 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,640 for 2023 and $4,735 for 2024. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2023 and $0 for 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2023 and $0 for 2024.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

The Gabelli Asset Fund

Annual Report — December 31, 2024

To Our Shareholders,

For the year ended December 31, 2024, the net asset value (NAV) total return per class AAA Share of The Gabelli Asset Fund was 8.2% compared with a total return of 25.0% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2024:

The Gabelli Asset Fund

Financial Services	12.2%
Food and Beverage	10.6%
Equipment and Supplies	10.5%
Diversified Industrial	6.6%
Machinery	6.3%
Entertainment	6.2%
Health Care	5.2%
Electronics	4.7%
Consumer Products	3.6%
Automotive: Parts and Accessories	3.4%
Business Services	3.2%
Environmental Services	3.0%
Metals and Mining	3.0%
Energy and Utilities	2.8%
Retail	2.5%
Telecommunications	2.2%
Computer Software and Services	2.0%
Publishing	1.7%
Cable and Satellite	1.5%
Transportation	1.4%
Automotive	1.3%
Broadcasting	1.1%
Building and Construction	1.0%
Hotels and Gaming	0.9%
Aerospace	0.8%
Consumer Services	0.6%
Aviation: Parts and Services	0.5%
Wireless Communications	0.5%
Real Estate	0.4%
Manufactured Housing and Recreational Vehicles	0.3%
Specialty Chemicals	0.3%
Computer Hardware	0.2%
Communications Equipment	0.2%
Agriculture	0.1%
Closed-End Funds	0.1%
Semiconductors	0.1%
Other Assets and Liabilities (Net)	(1.0)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — December 31, 2024

			Market
Shares		Cost	Value
	COMMON STOCKS — 100.9%
	Aerospace — 0.8%
200	Airbus SE	$28,029	$32,066
7,000	HEICO Corp.	570,993	1,664,180
8,650	L3Harris Technologies Inc.	848,957	1,818,922
4,850	Lockheed Martin Corp.	143,317	2,356,809
5,750	Northrop Grumman Corp.	257,061	2,698,417
287,000	Rolls-Royce Holdings plc†	661,974	2,042,953
10,650	RTX Corp.	920,847	1,232,418
4,635	The Boeing Co.†	776,782	820,395
		4,207,960	12,666,160
	Agriculture — 0.1%
35,000	Archer-Daniels-Midland Co.	292,594	1,768,200
19,200	The Mosaic Co.	336,908	471,936
		629,502	2,240,136
	Automotive — 1.3%
1,500	Daimler Truck Holding AG	50,211	57,257
5,000	Ferrari NV	189,262	2,124,200
327,350	Iveco Group NV	1,708,997	3,167,058
125,500	PACCAR Inc.	424,985	13,054,510
635	Tesla Inc.†	121,776	256,438
36,800	Traton SE	576,672	1,065,434
2,800	Volkswagen AG	111,585	267,270
		3,183,488	19,992,167
	Automotive: Parts and Accessories — 3.4%
8,000	Atmus Filtration Technologies Inc.	229,050	313,440
62,500	BorgWarner Inc.	223,773	1,986,875
72,800	Brembo NV	138,748	685,702
286,901	Dana Inc.	2,025,234	3,316,576
80,000	Dowlais Group plc	74,716	67,552
288,911	Garrett Motion Inc.†	1,759,792	2,608,866
207,000	Genuine Parts Co.	4,801,135	24,169,320
8,800	Modine Manufacturing Co.†	25,315	1,020,184
16,000	Monro Inc.	505,330	396,800
14,550	O’Reilly Automotive Inc.†	356,407	17,253,390
30,000	Standard Motor Products Inc.	302,787	929,400
		10,442,287	52,748,105
	Aviation: Parts and Services — 0.5%
19,000	Curtiss-Wright Corp.	58,188	6,742,530
63,000	Triumph Group Inc.†	947,983	1,175,580
		1,006,171	7,918,110
	Broadcasting — 1.1%
160,000	Canal+ France SA†	713,950	406,617
500	Cogeco Communications Inc.	19,773	23,427
16,800	Cogeco Inc.	319,276	689,204
			Market
Shares		Cost	Value
15,000	Corus Entertainment Inc., Cl. B†	$19,218	$967
22,900	Liberty Broadband Corp., Cl. A†	18,475	1,702,844
28,830	Liberty Broadband Corp., Cl. C†	19,599	2,155,331
34,275	Liberty Media Corp.-Liberty Formula One, Cl. A†	142,929	2,880,471
40,506	Liberty Media Corp.-Liberty Formula One, Cl. C†	120,475	3,753,286
5,500	Nexstar Media Group Inc.	448,718	868,835
20,500	Sinclair Inc.	407,946	330,870
182,398	Sirius XM Holdings Inc.	75,094	4,158,674
16,000	TBS Holdings Inc.	211,657	411,936
20,000	TEGNA Inc.	325,322	365,800
		2,842,432	17,748,262
	Building and Construction — 1.0%
24,950	Arcosa Inc.	63,677	2,413,663
33,200	Assa Abloy AB, Cl. B	563,280	980,650
3,200	Builders FirstSource Inc.†	522,295	457,376
325	Cie de Saint-Gobain SA	25,038	28,851
32,700	Fortune Brands Innovations Inc.	339,298	2,234,391
1,500	Hayward Holdings Inc.†	24,069	22,935
34,200	Herc Holdings Inc.	895,999	6,475,086
12,625	Johnson Controls International plc	325,403	996,491
5,000	KBR Inc.	158,835	289,650
18,000	Knife River Corp.†	715,932	1,829,520
1,200	Lennar Corp., Cl. A	196,422	163,644
1,200	Lennar Corp., Cl. B	131,931	158,580
5,000	Masterbrand Inc.†	91,255	73,050
		4,053,434	16,123,887
	Business Services — 3.2%
800	Booz Allen Hamilton Holding Corp.	108,499	102,960
300,000	Clear Channel Outdoor Holdings Inc.†	380,668	411,000
19,150	Ecolab Inc.	150,815	4,487,228
160,000	Havas NV†	366,932	268,890
2,200	Jacobs Solutions Inc.	253,691	293,964
14,000	Live Nation Entertainment Inc.†	579,284	1,813,000
52,710	Mastercard Inc., Cl. A	205,569	27,755,505
18,500	The Interpublic Group of Companies Inc.	94,480	518,370
13,167	U-Haul Holding Co.†	964,667	909,708
17,500	UL Solutions Inc., Cl. A	603,759	872,900
1,975	United Rentals Inc.	174,242	1,391,269
11,500	V2X Inc.†	52,775	550,045
52,000	Vestis Corp.	867,814	792,480

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2024

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
29,275	Visa Inc., Cl. A	$322,025	$9,252,071
		5,125,220	49,419,390
	Cable and Satellite — 1.5%
35,000	AMC Networks Inc., Cl. A†	0	346,500
1,000	Charter Communications Inc., Cl. A†	54,643	342,770
294,200	Comcast Corp., Cl. A	2,041,498	11,041,326
7,850	Naspers Ltd., Cl. N	307,004	1,735,962
3,000	Prosus NV	107,555	119,175
307,600	Rogers Communications Inc., Cl. B	1,333,834	9,452,548
		3,844,534	23,038,281
	Communications Equipment — 0.2%
1,100	Anterix Inc.†	37,565	33,737
68,000	Corning Inc.	154,360	3,231,360
1,325	QUALCOMM Inc.	164,309	203,546
		356,234	3,468,643
	Computer Hardware — 0.2%
12,180	Apple Inc.	358,989	3,050,116
4,000	International Business Machines Corp.	507,543	879,320
		866,532	3,929,436
	Computer Software and Services — 2.0%
350	Adobe Inc.†	163,864	155,638
8,800	Alphabet Inc., Cl. A	618,965	1,665,840
33,500	Alphabet Inc., Cl. C	666,768	6,379,740
4,600	Amentum Holdings Inc.†	108,932	96,738
590	Autodesk Inc.†	143,517	174,386
5,600	Cisco Systems Inc.	263,535	331,520
700	Cloudflare Inc., Cl. A†	78,622	75,376
670	CrowdStrike Holdings Inc., Cl. A†	181,997	229,247
38,000	Hewlett Packard Enterprise Co.	468,036	811,300
15,279	Meta Platforms Inc., Cl. A	2,359,305	8,946,007
11,182	Microsoft Corp.	1,606,617	4,713,213
1,600	Oracle Corp.	107,212	266,624
1,150	Palo Alto Networks Inc.†	163,544	209,254
50,000	PAR Technology Corp.†	1,799,698	3,633,500
11,250	Rockwell Automation Inc.	271,116	3,215,138
1,200	Salesforce Inc.	188,365	401,196
1,300	Snowflake Inc., Cl. A†	202,768	200,733
5,000	Stratasys Ltd.†	39,350	44,450
		9,432,211	31,549,900
	Consumer Products — 3.6%
6,501	American Outdoor Brands Inc.†	58,716	99,075
			Market
Shares		Cost	Value
25,000	Brunswick Corp.	$600,779	$1,617,000
10,150	Christian Dior SE	275,426	6,360,896
36,400	Church & Dwight Co. Inc.	55,824	3,811,444
266,100	Edgewell Personal Care Co.	4,778,398	8,940,960
78,150	Energizer Holdings Inc.	366,057	2,726,654
8,000	Essity AB, Cl. A	105,529	213,669
40,000	Essity AB, Cl. B	448,674	1,069,067
2,757	Givaudan SA	917,254	12,048,110
28,000	Harley-Davidson Inc.	70,525	843,640
1,700	Hermes International SCA	589,066	4,088,914
3,500	National Presto Industries Inc.	97,930	344,470
8,844	Nintendo Co. Ltd., ADR	115,186	129,388
20,350	Philip Morris International Inc.	1,952,350	2,449,122
27,550	Reckitt Benckiser Group plc	833,033	1,666,894
38,000	Sally Beauty Holdings Inc.†	263,446	397,100
68,865	Spectrum Brands Holdings Inc.	5,626,535	5,818,404
4,400	The Estee Lauder Companies Inc., Cl. A	205,613	329,912
11,394	The Procter & Gamble Co., CDI	297,773	1,910,204
1,200	Unilever plc	61,090	68,324
30,000	Wolverine World Wide Inc.	139,516	666,000
		17,858,720	55,599,247
	Consumer Services — 0.6%
1,800	Allegion plc	18,117	235,224
3,150	Amazon.com Inc.†	373,500	691,078
400	Ashtead Group plc	28,277	24,863
8,000	Avis Budget Group Inc.†	842,130	644,880
1,000	FedEx Corp.	194,631	281,330
16,000	IAC Inc.†	33,737	690,240
140,200	Rollins Inc.	124,827	6,498,270
13,100	Uber Technologies Inc.†	768,672	790,192
		2,383,891	9,856,077
	Diversified Industrial — 6.6%
9,400	ABB Ltd., ADR	207,225	504,874
450	Acuity Brands Inc.	5,311	131,458
34,000	Ampco-Pittsburgh Corp.†	84,221	71,060
14,000	Ardagh Group SA†	49,160	40,810
55,000	Avantor Inc.†	1,200,680	1,158,850
5,000	Barnes Group Inc.	187,577	236,300
345,250	Bollore SE	1,996,734	2,124,306
1,139	Cadre Holdings Inc.	35,441	36,790
153,000	Crane Co.	1,104,553	23,217,750
6,550	Crane NXT Co.	21,907	381,341
2,900	Eaton Corp. plc	107,182	962,423
3,050	Emerson Electric Co.	281,887	377,986
1,000	Enpro Inc.	38,323	172,450
15,300	General Electric Co.	2,225,700	2,551,887

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2024

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
116,750	Greif Inc., Cl. A	$2,270,805	$7,135,760
2,300	GXO Logistics Inc.†	124,841	100,050
34,550	Honeywell International Inc.	782,815	7,804,500
3,000	Hyster-Yale Inc.	96,225	152,790
15,000	Ingersoll Rand Inc.	54,468	1,356,900
151,400	ITT Inc.	947,577	21,632,032
11,900	Jardine Matheson Holdings Ltd.	575,773	487,543
232,150	Myers Industries Inc.	1,378,617	2,562,936
14,000	nVent Electric plc	145,275	954,240
10,000	Park-Ohio Holdings Corp.	200,453	262,700
23,000	Pentair plc	527,597	2,314,720
325	Siemens AG	50,707	63,479
5,700	Sulzer AG	345,125	822,765
9,300	Svenska Cellulosa AB SCA, Cl. A	32,783	117,344
36,000	Svenska Cellulosa AB SCA, Cl. B	100,827	457,002
166,400	Textron Inc.	1,770,266	12,727,936
350	The Trade Desk Inc., Cl. A†	41,072	41,135
220,000	Toray Industries Inc.	1,513,485	1,400,299
7,600	Trane Technologies plc	83,976	2,807,060
70,000	Tredegar Corp.†	452,081	537,600
176,700	Trinity Industries Inc.	525,578	6,202,170
2,800	Waters Corp.†	206,262	1,038,744
		19,772,509	102,947,990
	Electronics — 4.7%
10,000	Flex Ltd.†	126,055	383,900
2,200	Fortive Corp.	168,035	165,000
42,000	Kyocera Corp., ADR	282,635	417,060
1,200	Mettler-Toledo International Inc.†	166,682	1,468,416
313,000	Mirion Technologies Inc.†	2,804,837	5,461,850
2,400	NEXTracker Inc., Cl. A†	92,980	87,672
203,950	Resideo Technologies Inc.†	1,463,645	4,701,048
2,100	Samsung Electronics Co. Ltd., GDR	383,541	1,911,000
100	Samsung Electronics Co. Ltd., New York, GDR	136,555	89,191
1,896,251	Sony Group Corp., ADR	6,767,369	40,124,671
23,400	TE Connectivity plc	512,272	3,345,498
72,110	Texas Instruments Inc.	2,231,598	13,521,346
3,500	Thermo Fisher Scientific Inc	426,097	1,820,805
500	WESCO International Inc.	87,867	90,480
		15,650,168	73,587,937
	Energy and Utilities — 2.8%
44,000	BP plc, ADR	656,008	1,300,640
557	Cheniere Energy Inc.	103,046	119,683
			Market
Shares		Cost	Value
48,750	Chevron Corp.	$1,513,149	$7,060,950
34,000	ConocoPhillips	2,924,217	3,371,780
84,500	Devon Energy Corp.	982,473	2,765,685
288	Diamondback Energy Inc.	48,835	47,183
6,600	E.ON SE	91,384	76,878
27,000	Enbridge Inc.	621,220	1,145,610
66,700	EOG Resources Inc.	152,735	8,176,086
53,800	Exxon Mobil Corp.	2,908,951	5,787,266
76,000	Halliburton Co.	1,828,772	2,066,440
32,500	Innovex International Inc.†	760,168	454,025
20,000	Kinder Morgan Inc.	232,433	548,000
72,200	National Fuel Gas Co.	3,409,628	4,381,096
2,250	National Grid plc	25,270	26,759
20,600	NextEra Energy Inc.	1,191,631	1,476,814
13,000	NOV Inc.	232,402	189,800
25,600	PG&E Corp.	239,087	516,608
43,000	Schlumberger NV	2,024,235	1,648,620
1,300	Severn Trent plc	41,518	40,817
5,400	Shell plc, ADR	230,071	338,310
21,000	Southwest Gas Holdings Inc.	349,521	1,484,910
5,385	Talos Energy Inc.†	51,454	52,288
86,000	The AES Corp.	238,220	1,106,820
3,707	Vitesse Energy Inc.	12,486	92,675
		20,868,914	44,275,743
	Entertainment — 6.2%
119,800	Atlanta Braves Holdings Inc., Cl. A†	2,813,683	4,887,840
367,982	Atlanta Braves Holdings Inc., Cl. C†	9,140,780	14,078,991
544	Electronic Arts Inc.	74,901	79,587
45,500	Fox Corp., Cl. A	1,873,699	2,210,390
30,000	Fox Corp., Cl. B	875,606	1,372,200
740,000	Grupo Televisa SAB, ADR	2,662,113	1,243,200
13,934	Liberty Media Corp.-Liberty Live, Cl. A†	7,188	927,447
47,434	Liberty Media Corp.-Liberty Live, Cl. C†	1,303,704	3,228,358
137,220	Madison Square Garden Entertainment Corp.†	39,266	4,885,032
123,481	Madison Square Garden Sports Corp.†	517,782	27,867,192
5,513	Manchester United plc, Cl. A†	89,609	95,651
253	Netflix Inc.†	127,603	225,504
66,500	Ollamani SAB†	452,931	112,901
355,191	Paramount Global, Cl. A	5,107,294	7,920,759
154,220	Sphere Entertainment Co.†	64,347	6,218,150
3,298	Take-Two Interactive Software Inc.†	488,264	607,096
102,450	The Walt Disney Co.	818,638	11,407,808

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2024

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
896	TKO Group Holdings Inc.†	$99,200	$127,331
5,600	Ubisoft Entertainment SA†	60,707	76,280
200,000	Vivendi SE	267,121	533,048
819,450	Warner Bros Discovery Inc.†	4,781,496	8,661,586
		31,665,932	96,766,351
	Environmental Services — 3.0%
13,000	Phinia Inc.	241,786	626,210
152,200	Republic Services Inc.	1,083,107	30,619,596
69,000	Waste Connections Inc.	2,269,362	11,839,020
15,600	Waste Management Inc.	212,912	3,147,924
		3,807,167	46,232,750
	Equipment and Supplies — 10.5%
3,000	3M Co.	264,887	387,270
288,150	AMETEK Inc.	427,780	51,941,919
41,500	Amphenol Corp., Cl. A	19,996	2,882,175
11,600	AZZ Inc.	430,476	950,272
31,450	Crown Holdings Inc.	141,786	2,600,601
101,750	CTS Corp.	409,896	5,365,277
4,000	Danaher Corp.	23,809	918,200
19,500	Distribution Solutions Group Inc.†	134,329	670,800
297,000	Donaldson Co. Inc.	433,761	20,002,950
351,750	Flowserve Corp.	1,544,520	20,232,660
46,000	Graco Inc.	702,697	3,877,340
11,000	Hubbell Inc.	1,549,733	4,607,790
63,400	IDEX Corp.	232,310	13,268,986
36,500	Interpump Group SpA	143,448	1,612,912
85,000	Mueller Industries Inc.	978,498	6,745,600
92,500	Sealed Air Corp.	1,740,299	3,129,275
24,000	The Manitowoc Co. Inc.†	72,224	219,120
45,950	The Timken Co.	1,704,017	3,279,451
15,000	The Toro Co.	257,644	1,201,500
68,000	The Weir Group plc	286,137	1,859,222
15,000	Titan Machinery Inc.†	273,373	211,950
23,900	Valmont Industries Inc.	1,406,634	7,329,413
51,100	Watts Water Technologies Inc., Cl. A	514,191	10,388,630
		13,692,445	163,683,313
	Financial Services — 12.2%
40,000	AllianceBernstein Holding LP	0	1,483,600
90,900	American Express Co.	593,918	26,978,211
1,300	Ameriprise Financial Inc.	40,960	692,159
2,400	Bank of America Corp.	13,494	105,480
14,000	Barclays plc	33,415	46,998
55	Berkshire Hathaway Inc., Cl. A†	166,389	37,450,600
			Market
Shares		Cost	Value
48,450	Blackstone Inc.	$179,849	$8,353,749
36,000	Blue Owl Capital Inc.	808,283	837,360
5,625	Brookfield Asset Management Ltd., Cl. A	46,657	304,819
22,000	Brookfield Corp.	203,553	1,263,900
1,500	Capital One Financial Corp.	209,104	267,480
20,750	Citigroup Inc.	579,248	1,460,593
1,500	EXOR NV	143,153	137,587
34,000	FTAI Aviation Ltd.	566,010	4,897,360
150,000	GAM Holding AG†	83,245	14,495
26,800	Interactive Brokers Group Inc., Cl. A	417,715	4,734,756
1,925	Intercontinental Exchange Inc.	235,407	286,844
24,500	Jefferies Financial Group Inc.	205,071	1,920,800
57,100	JPMorgan Chase & Co.	1,884,960	13,687,441
75,000	KKR & Co. Inc.	509,864	11,093,250
2,500	Lazard Inc.	97,248	128,700
71,500	Loews Corp.	3,677,650	6,055,335
4,650	M&T Bank Corp.	180,788	874,246
12,100	Marsh & McLennan Companies Inc.	303,667	2,570,161
10,800	Popular Inc.	158,379	1,015,848
13,500	PROG Holdings Inc.	10,801	570,510
87,800	State Street Corp.	1,133,845	8,617,570
9,550	T. Rowe Price Group Inc.	134,034	1,080,009
351,000	The Bank of New York Mellon Corp.	8,915,128	26,967,330
500	The Carlyle Group Inc.	26,332	25,245
15,400	The Goldman Sachs Group Inc.	1,932,524	8,818,348
16,000	The Hartford Financial Services Group Inc.	490,700	1,750,400
42,100	The PNC Financial Services Group Inc.	4,182,343	8,118,985
9,000	Value Line Inc.	122,382	475,200
107,950	Wells Fargo & Co.	2,832,680	7,582,408
		31,118,796	190,667,777
	Food and Beverage — 10.6%
167,014	BellRing Brands Inc.†	5,185,947	12,582,835
562,100	Brown-Forman Corp., Cl. A	2,378,058	21,185,549
1,850	Brown-Forman Corp., Cl. B	5,939	70,263
720,000	China Mengniu Dairy Co. Ltd.	1,047,905	1,627,883
23,400	Coca-Cola Europacific Partners plc	457,809	1,797,354
15,400	Coca-Cola HBC AG	215,080	526,709
1,300	Constellation Brands Inc., Cl. A	17,888	287,300
23,000	Crimson Wine Group Ltd.†	156,088	146,050

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2024

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
73,900	Danone SA	$2,559,769	$4,984,891
20,000	Davide Campari-Milano NV	30,395	124,675
172,850	Diageo plc, ADR	5,943,648	21,974,421
40,500	Farmer Brothers Co.†	183,587	72,900
190,000	Flowers Foods Inc.	333,608	3,925,400
30,600	Fomento Economico Mexicano SAB de CV, ADR	1,016,741	2,615,994
64,500	General Mills Inc.	968,632	4,113,165
1,181,000	Grupo Bimbo SAB de CV, Cl. A	462,565	3,135,022
10,000	Heineken Holding NV	407,450	599,239
57,650	Heineken NV	2,434,905	4,102,541
19,350	Heineken NV, ADR	465,264	684,603
121,750	ITO EN Ltd.	2,535,304	2,738,398
7,000	John Bean Technologies Corp.	106,661	889,700
55,700	Kerry Group plc, Cl. A	648,292	5,244,643
450	Kerry Group plc, Cl. A	38,924	43,467
773,500	Kikkoman Corp.	1,607,522	8,664,360
16,600	LVMH Moet Hennessy Louis Vuitton SE	590,998	10,927,492
45,000	Maple Leaf Foods Inc.	786,794	636,753
37,000	MEIJI Holdings Co. Ltd.	387,565	752,722
111,000	Mondelēz International Inc., Cl. A	2,012,405	6,630,030
86,000	Morinaga Milk Industry Co. Ltd.	772,140	1,600,083
14,000	National Beverage Corp.	639,437	597,380
28,540	Nestlé SA	1,410,786	2,354,774
278,400	Nissin Foods Holdings Co. Ltd.	3,075,756	6,764,265
27,589	PepsiCo Inc.	874,361	4,195,183
43,350	Pernod Ricard SA	3,367,558	4,894,547
65,400	Post Holdings Inc.†	404,517	7,485,684
57,000	Remy Cointreau SA	3,079,450	3,448,138
16,450	Suntory Beverage & Food Ltd.	524,300	524,096
3,000	The Boston Beer Co. Inc., Cl. A†	961,996	899,940
62,200	The Campbell’s Company	2,357,455	2,604,936
16,350	The Coca-Cola Co.	358,458	1,017,951
18,550	The J.M. Smucker Co.	555,585	2,042,726
10,000	The Kraft Heinz Co.	304,164	307,100
200,000	Tingyi (Cayman Islands) Holding Corp.	446,544	260,601
24,000	Tootsie Roll Industries Inc.	163,529	775,920
5,000	TreeHouse Foods Inc.†	155,250	175,650
5,000	WK Kellogg Co.	30,461	89,950
			Market
Shares		Cost	Value
200,800	Yakult Honsha Co. Ltd.	$2,265,300	$3,811,939
		54,732,790	164,935,222
	Health Care — 5.2%
8,000	Abbott Laboratories	437,037	904,880
19,500	AbbVie Inc.	1,694,979	3,465,150
27,850	Amgen Inc.	601,384	7,258,824
10,000	AstraZeneca plc, ADR	512,604	655,200
45,000	Bausch + Lomb Corp.†	729,143	812,700
7,500	Bausch Health Cos. Inc.†	74,623	60,450
42,000	Baxter International Inc.	1,211,197	1,224,720
7,100	Biogen Inc.†	45,000	1,085,732
6,000	Bio-Rad Laboratories Inc., Cl. A†	1,026,263	1,971,060
10,000	Bridgebio Pharma Inc.†	240,361	274,400
63,650	Bristol-Myers Squibb Co.	1,671,636	3,600,044
6,800	Cencora Inc.	267,560	1,527,824
2,000	Charles River Laboratories International Inc.†	452,768	369,200
7,300	Chemed Corp.	180,607	3,867,540
7,200	CONMED Corp.	137,064	492,768
3,000	DaVita Inc.†	168,074	448,650
99,900	Demant A/S†	924,939	3,666,182
10,000	DENTSPLY SIRONA Inc.	308,650	189,800
4,000	Elevance Health Inc.	1,097,882	1,475,600
268	Eli Lilly & Co.	157,853	206,896
95,000	Evolent Health Inc., Cl. A†	1,213,490	1,068,750
11,000	Fortrea Holdings Inc.†	245,315	205,150
4,000	Gerresheimer AG	255,351	294,181
10,750	Haleon plc	40,746	50,790
14,243	Halozyme Therapeutics Inc.†	675,676	680,958
16,760	HCA Healthcare Inc.	1,219,344	5,030,514
75,336	Henry Schein Inc.†	1,669,041	5,213,251
395	Humana Inc.	98,088	100,215
1,500	ICU Medical Inc.†	292,287	232,755
4,500	Indivior plc†	13,813	57,688
10,000	Integer Holdings Corp.†	454,198	1,325,200
21,750	Johnson & Johnson	1,305,673	3,145,485
10,000	Labcorp Holdings Inc.	1,352,960	2,293,200
2,500	McKesson Corp.	223,163	1,424,775
18,000	Medtronic plc	1,338,678	1,437,840
40,350	Merck & Co. Inc.	812,087	4,014,018
65,000	Option Care Health Inc.†	520,000	1,508,000
30,000	Owens & Minor Inc.†	409,960	392,100
17,500	Perrigo Co. plc	573,287	449,925
40,000	Pfizer Inc.	1,169,095	1,061,200
14,000	QuidelOrtho Corp.†	169,394	623,700
582	Regeneron Pharmaceuticals Inc.†	223,714	414,576
40,000	Roche Holding AG, ADR	734,498	1,395,200
2,156	Solventum Corp.†	140,637	142,425

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2024

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
5,650	Stryker Corp.	$256,165	$2,034,283
24,700	Tenet Healthcare Corp.†	646,333	3,117,881
20,000	Teva Pharmaceutical Industries Ltd., ADR†	351,380	440,800
8,500	The Cigna Group	608,373	2,347,190
20,000	The Cooper Companies Inc.†	1,336,925	1,838,600
3,480	UnitedHealth Group Inc.	1,176,327	1,760,393
2,530	Vertex Pharmaceuticals Inc.†	586,319	1,018,831
20,350	Zimmer Biomet Holdings Inc.	1,386,005	2,149,571
		33,437,946	80,827,065
	Hotels and Gaming — 0.9%
10,000	Accor SA	257,845	487,264
22,100	Caesars Entertainment Inc.†	888,750	738,582
2,000	Churchill Downs Inc.	9,278	267,080
225	Flutter Entertainment plc†	39,696	58,363
310,000	Genting Singapore Ltd.	232,412	173,653
5,400	Hyatt Hotels Corp., Cl. A	168,753	847,692
2,294,100	Mandarin Oriental International Ltd.	3,166,666	3,991,734
132,600	MGM Resorts International†	1,226,258	4,594,590
10,500	Ryman Hospitality Properties Inc., REIT	46,573	1,095,570
680,000	The Hongkong & Shanghai Hotels Ltd.	613,097	544,585
18,000	Universal Entertainment Corp.	91,678	118,517
2,500	Wyndham Hotels & Resorts Inc.	31,905	251,975
7,300	Wynn Resorts Ltd.	387,269	628,968
		7,160,180	13,798,573
	Machinery — 6.3%
22,000	Astec Industries Inc.	908,870	739,200
90,640	Caterpillar Inc.	587,728	32,880,566
1,431,750	CNH Industrial NV	9,522,098	16,221,728
88,500	Deere & Co.	611,535	37,497,450
13,000	Mueller Water Products Inc., Cl. A	46,016	292,500
87,650	Xylem Inc.	640,582	10,169,153
		12,316,829	97,800,597
	Manufactured Housing and Recreational Vehicles — 0.3%
7,800	Cavco Industries Inc.†	146,000	3,480,594
16,000	Champion Homes Inc.†	76,295	1,409,600
650	Nobility Homes Inc.	3,465	21,450
		225,760	4,911,644
			Market
Shares		Cost	Value
	Metals and Mining — 3.0%
44,850	Agnico Eagle Mines Ltd.	$1,388,653	$3,507,719
146,200	Barrick Gold Corp.	1,355,824	2,266,100
55,000	Franco-Nevada Corp.	1,826,995	6,467,450
105,050	Freeport-McMoRan Inc.	1,114,106	4,000,304
18,000	Kinross Gold Corp.	38,019	166,860
15,000	MP Materials Corp.†	202,909	234,000
356,200	Newmont Corp.	6,004,517	13,257,764
92,500	Royal Gold Inc.	3,881,191	12,196,125
71,750	Wheaton Precious Metals Corp.	1,352,551	4,035,220
		17,164,765	46,131,542
	Publishing — 1.7%
111,000	News Corp., Cl. A	753,804	3,056,940
47,660	S&P Global Inc.	358,463	23,736,110
40,000	The E.W. Scripps Co., Cl. A†	220,009	88,400
		1,332,276	26,881,450
	Real Estate — 0.4%
11,000	American Tower Corp., REIT	1,937,958	2,017,510
1,300	Prologis Inc., REIT	143,506	137,410
90,200	The St. Joe Co.	629,026	4,052,686
31,500	Weyerhaeuser Co., REIT	609,729	886,725
		3,320,219	7,094,331
	Retail — 2.5%
41,000	AutoNation Inc.†	282,977	6,963,440
600	AutoZone Inc.†	593,412	1,921,200
19,000	CarMax Inc.†	1,236,498	1,553,440
17,715	Costco Wholesale Corp.	795,701	16,231,723
85,500	CVS Health Corp.	2,661,665	3,838,095
350	Ferguson Enterprises Inc.	73,200	60,750
1,350	Lowe’s Companies Inc.	203,511	333,180
6,000	Maplebear Inc.†	238,916	248,520
800	McDonald’s Corp.	231,471	231,912
200	NIKE Inc., Cl. B	14,816	15,134
15,000	Rush Enterprises Inc., Cl. B	151,639	816,600
525	Starbucks Corp.	49,204	47,906
1,800	The Home Depot Inc.	55,723	700,182
83,200	The Kroger Co.	246,739	5,087,680
5,450	Walmart Inc.	242,174	492,408
1,650	Zalando SE†	37,744	55,359
		7,115,390	38,597,529
	Semiconductors — 0.1%
1,000	Advanced Micro Devices Inc.†	106,696	120,790
625	Applied Materials Inc.	115,988	101,644
2,775	Broadcom Inc.	135,322	643,356
725	Micron Technology Inc.	60,992	61,016
700	NVIDIA Corp.	81,321	94,003
		500,319	1,020,809

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals — 0.3%
775	Air Products and Chemicals Inc.	$202,532	$224,781
16,600	DuPont de Nemours Inc.	586,551	1,265,750
22,200	H.B. Fuller Co.	160,603	1,498,056
17,000	Sensient Technologies Corp.	272,477	1,211,420
		1,222,163	4,200,007
	Telecommunications — 2.2%
2,200	AT&T Inc.	39,682	50,094
1,250	Deutsche Telekom AG	32,551	37,407
147,750	Deutsche Telekom AG, ADR	2,184,991	4,410,338
52,000	GCI Liberty Inc., Escrow†(a)	0	1
14,000	Hellenic Telecommunications Organization SA	82,085	215,788
23,400	Hellenic Telecommunications Organization SA, ADR	93,977	173,160
148,250	Liberty Global Ltd., Cl. A†	385,626	1,891,670
73,700	Liberty Global Ltd., Cl. C†	80,684	968,418
4,500	Orange SA, ADR	47,501	44,280
7,200	SoftBank Group Corp., ADR	155,207	207,504
70,090	Sunrise Communications AG, Cl. A, ADR†	962,734	3,019,477
1,700,000	Telecom Italia SpA†	822,489	434,249
36,000	Telefonica Brasil SA, ADR	303,553	271,800
269,000	Telefonica SA, ADR	1,295,653	1,081,380
583,350	Telephone and Data Systems Inc.	11,279,809	19,898,069
39,900	Telesat Corp.†	369,709	655,956
18,700	TIM SA, ADR	136,557	219,912
10,000	VEON Ltd., ADR†	182,315	401,000
2,450	Verizon Communications Inc.	59,810	97,975
		18,514,933	34,078,478
	Transportation — 1.4%
10,000	Canadian Pacific Kansas City Ltd.	6,337	723,700
131,000	GATX Corp.	2,466,367	20,299,760
700	Union Pacific Corp.	156,928	159,628
		2,629,632	21,183,088
	Wireless Communications — 0.5%
61,250	America Movil SAB de CV, ADR	184,781	876,488
215,000	Operadora De Sites Mexicanos SAB de CV	257,222	126,519
20,885	T-Mobile US Inc.	863,247	4,609,946
Shares		Cost	Market Value
26,500	United States Cellular Corp.†	$1,031,679	$1,662,080
		2,336,929	7,275,033
	TOTAL COMMON STOCKS	364,818,678	1,573,195,030

	CLOSED-END FUNDS — 0.1%
2,000	Altaba Inc., Escrow†	0	2,850
10,700	Royce Global Trust Inc.	93,090	114,724
75,000	Royce Small-Cap Trust Inc.	889,802	1,185,000
		982,892	1,302,574
	TOTAL CLOSED-END FUNDS	982,892	1,302,574

	PREFERRED STOCKS — 0.0%
	Electronics — 0.0%
95	WESCO International Inc., Ser. A, 10.625%	2,518	2,425

	TOTAL INVESTMENTS — 101.0%	$365,804,088	1,574,500,029

	Other Assets and Liabilities (Net) — (1.0)%		(15,714,409)

	NET ASSETS — 100.0%		$1,558,785,620

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.

ADR	American Depositary Receipt
CDI	CHESS (Australia) Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments, at value (cost $365,804,088)	$1,574,500,029
Deposit at brokers	10,772
Receivable for investments sold	1,380,947
Receivable for Fund shares sold	485,260
Dividends and interest receivable	2,242,926
Prepaid expenses	57,553
Total Assets	1,578,677,487
Liabilities:
Payable to bank	29,826
Foreign currency overdraft, at value (cost $6,180)	6,149
Distributions payable	46,324
Line of credit payable	16,770,000
Payable for investments purchased	21,285
Payable for Fund shares redeemed	1,133,610
Payable for investment advisory fees	1,394,120
Payable for distribution fees	143,736
Payable for accounting fees	3,750
Other accrued expenses	343,067
Total Liabilities	19,891,867
Net Assets
(applicable to 34,401,055 shares outstanding)	$1,558,785,620

Net Assets Consist of:
Paid-in capital	$365,414,757
Total distributable earnings	1,193,370,863
Net Assets	$1,558,785,620

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($600,446,652 ÷ 13,195,558 shares outstanding)	$45.50
Class A:
Net Asset Value and redemption price per share ($31,429,548 ÷ 702,945 shares outstanding)	$44.71
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$47.44
Class C:
Net Asset Value and offering price per share ($1,205,060 ÷ 31,140 shares outstanding)	$38.70	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($925,704,360 ÷ 20,471,412 shares outstanding)	$45.22

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $634,695)	$24,804,594
Interest	470,856
Total Investment Income	25,275,450
Expenses:
Investment advisory fees	16,655,087
Distribution fees - Class AAA	2,252,750
Distribution fees - Class A	85,070
Distribution fees - Class C	19,522
Shareholder services fees	653,564
Shareholder communications expenses	143,785
Trustees’ fees	129,057
Legal and audit fees	128,835
Registration expenses	96,291
Accounting fees	45,000
Interest expense	31,071
Miscellaneous expenses	137,610
Total Expenses	20,377,642
Less:
Expenses paid indirectly by broker (See Note 6)	(27,658)
Net Expenses	20,349,984
Net Investment Income	4,925,466

Net Realized and Unrealized Gain/(Loss) on Investments, Redemption In-Kind, and Foreign Currency:
Net realized gain on investments	221,409,276
Net realized gain on in-kind transactions	952,082
Net realized loss on foreign currency transactions	(2,899)
Net realized gain on investments, redemption inkind, and foreign currency transactions	222,358,459
Net change in unrealized appreciation/depreciation:
on investments	(93,151,835)
on foreign currency translations	(53,429)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(93,205,264)
Net Realized and Unrealized Gain/(Loss) on Investments, Redemption In-Kind, and Foreign Currency	129,153,195
Net Increase in Net Assets Resulting from Operations	$134,078,661

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$4,925,466	$5,320,339
Net realized gain on investments, redemption in-kind, and foreign currency transactions	222,358,459	176,041,766
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(93,205,264)	(9,123,936)
Net Increase in Net Assets Resulting from Operations	134,078,661	172,238,169

Distributions to Shareholders:
Accumulated earnings
Class AAA	(82,272,663)	(91,335,007)
Class A	(4,342,389)	(2,531,089)
Class C	(159,789)	(244,091)
Class I	(129,354,385)	(35,163,426)
Total Distributions to Shareholders	(216,129,226)	(129,273,613)

Shares of Beneficial Interest Transactions:
Class AAA	(591,330,463)	(62,964,165)
Class A	(300,377)	282,410
Class C	(2,171,978)	(2,752,365)
Class I	535,128,695	(113,333,141)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(58,674,123)	(178,767,261)

Redemption Fees	710	140

Net Decrease in Net Assets	(140,723,978)	(135,802,565)

Net Assets:
Beginning of year	1,699,509,598	1,835,312,163
End of year	$1,558,785,620	$1,699,509,598

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses(c)(d)	Portfolio Turnover Rate
Class AAA
2024	$48.51	$0.10	$3.91	$4.01	$(0.18)	$(6.84)	$(7.02)	$0.00	$45.50	$8.16%	$600,447	0.19%	1.33%	5%
2023	47.51	0.12	4.78	4.90	(0.16)	(3.74)	(3.90)	0.00	48.51	10.29	1,211,699	0.24	1.38	4
2022	58.56	0.12	(6.39)	(6.27)	(0.09)	(4.69)	(4.78)	0.00	47.51	(10.63)	1,245,183	0.23	1.35	5
2021	54.05	0.08	10.15	10.23	(0.19)	(5.53)	(5.72)	0.00	58.56	18.93	1,584,831	0.13	1.33	5
2020	55.02	0.13	5.99	6.12	(0.17)	(6.92)	(7.09)	0.00	54.05	11.23	1,544,305	0.25	1.36	4
Class A
2024	$47.74	$0.10	$3.83	$3.93	$(0.24)	$(6.72)	$(6.96)	$0.00	$44.71	$8.13%	$31,430	0.19%	1.33%	5%
2023	46.75	0.12	4.71	4.83	(0.16)	(3.68)	(3.84)	0.00	47.74	10.32	33,457	0.24	1.38	4
2022	57.63	0.12	(6.29)	(6.17)	(0.09)	(4.62)	(4.71)	0.00	46.75	(10.63)	32,436	0.23	1.35	5
2021	53.28	0.08	10.01	10.09	(0.21)	(5.53)	(5.74)	0.00	57.63	18.93	43,714	0.14	1.33	5
2020	54.33	0.13	5.91	6.04	(0.17)	(6.92)	(7.09)	0.00	53.28	11.23	36,656	0.25	1.36	4
Class C
2024	$41.41	$(0.25)	$3.33	$3.08	$—	$(5.79)	$(5.79)	$0.00	$38.70	$7.35%	$1,205	(0.59)%	2.08%	5%
2023	40.72	(0.22)	4.09	3.87	—	(3.18)	(3.18)	0.00	41.41	9.49	3,367	(0.53)	2.13	4
2022	50.48	(0.24)	(5.50)	(5.74)	—	(4.02)	(4.02)	0.00	40.72	(11.30)	5,966	(0.53)	2.10	5
2021	47.45	(0.30)	8.86	8.56	—	(5.53)	(5.53)	0.00	50.48	18.04	10,721	(0.57)	2.08	5
2020	49.30	(0.23)	5.30	5.07	—	(6.92)	(6.92)	0.00	47.45	10.41	20,863	(0.50)	2.11	4
Class I
2024	$48.30	$0.22	$3.89	$4.11	$(0.37)	$(6.82)	$(7.19)	$0.00	$45.22	$8.42%	$925,704	0.43%	1.08%	5%
2023	47.32	0.24	4.77	5.01	(0.29)	(3.74)	(4.03)	0.00	48.30	10.57	450,987	0.48	1.13	4
2022	58.36	0.26	(6.38)	(6.12)	(0.23)	(4.69)	(4.92)	0.00	47.32	(10.41)	551,727	0.49	1.10	5
2021	53.88	0.23	10.14	10.37	(0.36)	(5.53)	(5.89)	0.00	58.36	19.24	602,902	0.38	1.08	5
2020	54.86	0.26	5.98	6.24	(0.30)	(6.92)	(7.22)	0.00	53.88	11.50	487,188	0.51	1.11	4

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(d)	The Fund incurred interest expense. For the year ended December 31, 2020, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.35% (Class AAA and Class A), 2.10% (Class C), and 1.10% (Class I). For all remaining years, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements

1. Organization. The Gabelli Asset Fund (the Fund) was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. The Fund’s secondary goal is to provide current income. The Fund commenced investment operations on March 3, 1986.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$17,747,295	$967	—	$17,748,262
Diversified Industrial	102,907,180	40,810	—	102,947,990
Electronics	73,498,746	89,191	—	73,587,937
Telecommunications	34,078,477	—	$1	34,078,478
Other Industries (b)	1,344,832,363	—	—	1,344,832,363
Total Common Stocks	1,573,064,061	130,968	1	1,573,195,030
Closed-End Funds	1,299,724	2,850	—	1,302,574
Preferred Stocks (b)	2,425	—	—	2,425
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,574,366,210	$133,818	$1	$1,574,500,029

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At December 31, 2024, the total value of Level 3 investments for the Fund was less than 1% of total net assets

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2024, the Fund did not hold restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the year ended December 31, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to utilization of tax equalization and in-kind distributions for shareholder redemptions. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2024, reclassifications were made to increase paid-in capital by $14,490,201, with an offsetting adjustment to total distributable earnings.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

	Year ended	Year ended
	December 31, 2024	December 31, 2023
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$10,224,018	$6,753,731
Net long term capital gains	219,360,601	130,291,864
Total distributions paid*	$229,584,619	$137,045,595

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$1,193,417,187
Other temporary differences*	(46,324)
Total	$1,193,370,863

*	Other temporary differences are due to preferred share class distributions payable.

At December 31, 2024, the temporary differences between book basis and tax basis net unrealized appreciation on investments were primarily due to deferral of losses from wash sales for tax purposes, tax basis adjustments on investments in real estate investment trusts, mark-to-market adjustments on investments considered passive foreign investment companies, tax basis adjustments due to corporate actions, and basis adjustments on investments in partnerships.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$381,065,498	$1,218,896,507	$(25,461,976)	$1,193,434,531

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2024, the Adviser has reviewed all open tax years and concluded that there was

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2024, other than short term securities and U.S. Government obligations, aggregated $76,290,559 and $343,186,295 respectively.

6.Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2024, the Fund paid $24,108 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

Additionally, the Distributor retained a total of $1,013 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the year ended December 31, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $27,658.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2024, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

During the year ended December 31, 2024, the Gabelli Asset Fund engaged in purchase transactions with funds that have a common investment adviser. These transactions complied with Rule 17a-7 under the 1940 Act and amounted to $30,510 in purchase transactions.

7. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

(loss) to paid-in capital. During the year ended December 31, 2024 the Gabelli Asset Fund realized net gain of $952,082 on $1,039,475 of redemptions-in-kind.

8. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At December 31, 2024, there was $16,770,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 17 days of borrowings during the year ended December 31, 2024 was $7,785,235 with a weighted average interest rate of 6.34%. The maximum amount borrowed at any time during the year ended December 31, 2024 was $19,863,000.

9. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended December 31, 2024 and 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	218,164	$10,909,934	258,675	$12,840,492
Shares issued upon reinvestment of distributions	1,736,779	79,527,245	1,782,288	86,673,009
Shares redeemed	(13,735,665)	(681,767,642)	(3,275,406)	(162,477,666)
Net decrease	(11,780,722)	$(591,330,463)	(1,234,443)	$(62,964,165)
Class A
Shares sold	77,917	$3,982,855	63,098	$3,048,738
Shares issued upon reinvestment of distributions	92,250	4,151,265	49,535	2,370,258
Shares redeemed	(168,111)	(8,434,497)	(105,570)	(5,136,586)
Net increase/(decrease)	2,056	$(300,377)	7,063	$282,410
Class C
Shares sold	994	$44,039	1,655	$70,400
Shares issued upon reinvestment of distributions	4,103	159,789	5,880	244,091
Shares redeemed	(55,283)	(2,375,806)	(72,740)	(3,066,856)
Net decrease	(50,186)	$(2,171,978)	(65,205)	$(2,752,365)
Class I
Shares sold	11,029,302	$543,916,710	483,833	$23,936,587
Shares issued upon reinvestment of distributions	2,589,721	117,867,347	658,262	31,874,307
Shares redeemed in-kind	(19,826)	(1,039,475)	(1,005,874)	(47,481,616)
Shares redeemed	(2,464,477)	(125,615,887)	(2,460,024)	(121,662,419)
Net increase/(decrease)	11,134,720	$535,128,695	(2,323,803)	$(113,333,141)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

12. Subsequent Events. On February 26, 2025, the Fund renewed the unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Gabelli Asset Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Asset Fund (the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024, and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 1, 2025

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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The Gabelli Asset Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

The Gabelli Asset Fund

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2024, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.1793, $0.235, and $0.3713 per share for Class AAA, Class A, and Class I, respectively, and long term capital gains totaling $219,360,601, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Trustees. For the year ended December 31, 2024, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 1.46% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2024 which was derived from U.S. Treasury securities was 1.0%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Asset Fund did not meet this strict requirement in 2024. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

James P. Conn
Former Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q424AR

GABELLI FUNDS

THE GABELLI ASSET FUND

Annual Report
December 31, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses(c)(d)	Portfolio Turnover Rate
Class AAA
2024	$48.51	$0.10	$3.91	$4.01	$(0.18)	$(6.84)	$(7.02)	$0.00	$45.50	$8.16%	$600,447	0.19%	1.33%	5%
2023	47.51	0.12	4.78	4.90	(0.16)	(3.74)	(3.90)	0.00	48.51	10.29	1,211,699	0.24	1.38	4
2022	58.56	0.12	(6.39)	(6.27)	(0.09)	(4.69)	(4.78)	0.00	47.51	(10.63)	1,245,183	0.23	1.35	5
2021	54.05	0.08	10.15	10.23	(0.19)	(5.53)	(5.72)	0.00	58.56	18.93	1,584,831	0.13	1.33	5
2020	55.02	0.13	5.99	6.12	(0.17)	(6.92)	(7.09)	0.00	54.05	11.23	1,544,305	0.25	1.36	4
Class A
2024	$47.74	$0.10	$3.83	$3.93	$(0.24)	$(6.72)	$(6.96)	$0.00	$44.71	$8.13%	$31,430	0.19%	1.33%	5%
2023	46.75	0.12	4.71	4.83	(0.16)	(3.68)	(3.84)	0.00	47.74	10.32	33,457	0.24	1.38	4
2022	57.63	0.12	(6.29)	(6.17)	(0.09)	(4.62)	(4.71)	0.00	46.75	(10.63)	32,436	0.23	1.35	5
2021	53.28	0.08	10.01	10.09	(0.21)	(5.53)	(5.74)	0.00	57.63	18.93	43,714	0.14	1.33	5
2020	54.33	0.13	5.91	6.04	(0.17)	(6.92)	(7.09)	0.00	53.28	11.23	36,656	0.25	1.36	4
Class C
2024	$41.41	$(0.25)	$3.33	$3.08	$—	$(5.79)	$(5.79)	$0.00	$38.70	$7.35%	$1,205	(0.59)%	2.08%	5%
2023	40.72	(0.22)	4.09	3.87	—	(3.18)	(3.18)	0.00	41.41	9.49	3,367	(0.53)	2.13	4
2022	50.48	(0.24)	(5.50)	(5.74)	—	(4.02)	(4.02)	0.00	40.72	(11.30)	5,966	(0.53)	2.10	5
2021	47.45	(0.30)	8.86	8.56	—	(5.53)	(5.53)	0.00	50.48	18.04	10,721	(0.57)	2.08	5
2020	49.30	(0.23)	5.30	5.07	—	(6.92)	(6.92)	0.00	47.45	10.41	20,863	(0.50)	2.11	4
Class I
2024	$48.30	$0.22	$3.89	$4.11	$(0.37)	$(6.82)	$(7.19)	$0.00	$45.22	$8.42%	$925,704	0.43%	1.08%	5%
2023	47.32	0.24	4.77	5.01	(0.29)	(3.74)	(4.03)	0.00	48.30	10.57	450,987	0.48	1.13	4
2022	58.36	0.26	(6.38)	(6.12)	(0.23)	(4.69)	(4.92)	0.00	47.32	(10.41)	551,727	0.49	1.10	5
2021	53.88	0.23	10.14	10.37	(0.36)	(5.53)	(5.89)	0.00	58.36	19.24	602,902	0.38	1.08	5
2020	54.86	0.26	5.98	6.24	(0.30)	(6.92)	(7.22)	0.00	53.88	11.50	487,188	0.51	1.11	4

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(d)	The Fund incurred interest expense. For the year ended December 31, 2020, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.35% (Class AAA and Class A), 2.10% (Class C), and 1.10% (Class I). For all remaining years, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Anthony J. Colavita (deceased)	$18,920
James P. Conn	$29,000
Werner J. Roeder	$26,000
Anthonie C. van Ekris	$26,000
Salvatore J. Zizza	$29,137

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 10, 2025

*	Print the name and title of each signing officer under his or her signature.